Schedule of reconciliation provision for income tax and the provision at the singapore statutory rate (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Loss before tax	[1]	$ (3,187,380)	$ (3,383,806)	$ (15,621,986)
Loss tax expense computed at statutory rate		(17.00%)	(17.00%)	(17.00%)
Non-deductible expenses		1.40%	2.90%	22.20%
Income not subject to tax		0.10%	0.00%	(0.10%)
Deferred tax assets not recognised		15.50%	14.10%	(5.20%)
Effective tax rate		0.00%	0.00%	0.10%

[1]	The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%